Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of revenue disaggregated by service

The following table presents the Company’s revenues disaggregated by service lines for the six months ended June 30, 2022 and 2023:

	For the six months ended June 30,
	2022	2023
	SGD	SGD	USD
Brokerage services
Independent Third Parties	1,692,773	1,334,438	986,791
Related Parties	2,900	11,288	8,347
	1,695,673	1,345,726	995,138
Emerging and other services
Independent Third Parties	638,776	310,255	229,429
Related Parties	1,048,065	511,040	377,904
	1,686,841	821,295	607,333

Total revenues	3,382,514	2,167,021	1,602,471